Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands					12 Months Ended
	Dec. 28, 2020 item director shares	Mar. 31, 2020 MXN ($)	Feb. 25, 2020	Jan. 01, 2020 MXN ($)	Dec. 31, 2020 MXN ($) item director shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of associates
Proportionate sale of initial investment in associate					0.667
Impairment loss on Group's investment in shares of UHI					$ 5,455,356
UHI
Disclosure of associates
Number of shares owned | shares	1,110,382				5,701,335
Number of warrants held | shares	4,590,953
Proportion of voting rights held in associate	14.00%				40.60%
Ownership interest in associate	10.00%				35.90%	10.00%
Percentage warrants if exercised on a fully diluted as converted basis			36.00%
Ownership interest after dilution of warrants exercisable	36.00%
Number of officers designated as members of board of directors | item	3				3
Number of directors designated as members of board of directors | director	1
Number of directors of the associate | director					9
Total number of seats held by directors | director	19
Number of available board seats | director	22
Threshold period to broadcast after proportionate sale of initial investment In associate					7 years 6 months
Ownership interest not held in associate			64.00%
Impairment loss on Group's investment in shares of UHI		$ 5,455,356			$ 5,455,356
Share of income in OCEN for 2019					1,030	$ (477,838)	$ (189,302)
Goodwill					$ 18,687,080	7,426,968
OCEN and subsidiaries
Disclosure of associates
Ownership interest in associate					40.00%
Dividends paid						1,931,000
Dividends received from associates						772,400
Reduction in capital						200,466
Reduction in capital received from subsidiary						(80,186)
Share of income in OCEN for 2019				$ 147,975	$ 147,975
Goodwill					$ 359,613	$ 359,613